Ordinary Shares (Details)	Nov. 21, 2018 shares	Nov. 07, 2018 shares	Jul. 11, 2018 $ / shares shares	Jan. 08, 2014 HKD ($) $ / shares shares	Dec. 31, 2021 shares	Jul. 19, 2021 shares	Jul. 11, 2018 $ / shares
Ordinary Shares (Details) [Line Items]
Authorized share capital value (in Dollars) | $				$ 380,000
Authorized share capital shares				3,800,000,000
Nominal or par value | (per share)			$ 0.0001	$ 0.0001
Consideration per share of one subscriber's share allotted and issued (in Dollars per share) | $ / shares				$ 0.0001
Percentage ordinary shares of one subscriber's share allotted and issued				100.00%
Number of shares repurchased			1,230,434,041
Price per share (in Dollars per share) | $ / shares							$ 0.0001
Number of shares issued			1,230,434,040
Redenomination, description			As the result of the above redenomination, the par value of the Company’s shares has been changed from HKD0.0001 to USD0.0001, and its authorized share capital has been increased to USD380,000 divided into 3,800,000,000 shares of USD0.0001 each.
Ordinary shares issued					187,933,720	187,933,720
IPO [Member]
Ordinary Shares (Details) [Line Items]
Number of shares issued		130,000,000
Number of ADS issued		6,500,000
Green Shoes Options [Member]
Ordinary Shares (Details) [Line Items]
Number of shares issued	2,709,200	8,500,000
Number of ADS issued	135,460	425,000
Share price per ADS	5 per ADS	5 per ADS